Loans, Impaired Loans and Allowance for Credit Losses - Schedule of Loans at Amortized Cost (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Gross carrying amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 610,902	$ 597,560
Gross carrying amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	284,684	268,169
Gross carrying amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	93,758	98,631
Gross carrying amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	14,797	17,788
Gross carrying amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	217,663	212,972
Net Carrying Amount [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	603,263	592,483
Net Carrying Amount [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	283,800	267,489
Net Carrying Amount [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	90,603	96,566
Net Carrying Amount [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	12,911	16,533
Net Carrying Amount [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	215,949	211,895
Financial assets individually assessed for credit losses [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	7,639	5,077
Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	884	680
Financial assets individually assessed for credit losses [member] | Loans to consumers [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	3,155	2,065
Financial assets individually assessed for credit losses [member] | Credit Card [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	1,886	1,255
Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of fair value financial assets amortised cost [line Items]
Financial assets	$ 1,714	$ 1,077